Earnings (Loss) Per Share - Summary of Diluted Net (Loss) Income Per Share Excluded from Earnings (Loss) Per Share (Details) - shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
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Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,226,000	3,212,209	3,897,609